Events occurring after the reporting period (Details) $ in Millions	Mar. 11, 2022 USD ($)	Jan. 04, 2022 USD ($) novelSmallMoleculeCandidate	Mar. 22, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Revenue from strategic research collaboration, up-front cash payment		$ 100.0
Revenue from strategic research collaboration, potential over duration of collaboration agreement		$ 5,200.0
Sanofi
Disclosure of non-adjusting events after reporting period [line items]
Number of novel small molecule candidates focused on during research | novelSmallMoleculeCandidate		15
BMS
Disclosure of non-adjusting events after reporting period [line items]
Revenue from collaboration arrangement, extension term	6 months
Revenue from collaboration arrangement	$ 5.0
Receivable due from collaboration agreement			$ 10.0